SELECTED STATEMENTS OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Selected Statements Of Operations Data [Line Items]
Payroll, office and related					$ 945	$ 1,517
Legal and professional fees					1,103	1,342
Stock-based compensation					1,215	2,389
Issuance of Common Stock and warrants to service provider					0	1,011
Other					377	37
Total General and administrative	$ 574	$ 1,292	$ 986	$ 2,146	$ 3,640	$ 6,296